FILED PURSUANT TO RULE 497(e)
REGISTRATION FILE NO. 33-40682

                                                      February 27, 1997

                             THE LAZARD FUNDS, INC.
               Supplement to Statement of Additional Information
                             Dated November 1, 1996

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION UNDER THE CAPTION "DIVIDENDS AND DISTRIBUTIONS."

     Purchased shares of the International Fixed-Income Portfolio, Bond Portfolio and Strategic Yield Portfolio will begin accruing dividends on the business day the purchase order is received in proper form by the Fund's transfer agent.